UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments — Schwab 1000 Index Fund

(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)
Randall W. Merk
Schwab Investments — Schwab 1000 Index Fund
211 Main St, San Francisco, California 94105

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: October 31
Date of reporting period: May 1, 2010 — July 31, 2010

Item 1. Schedule of Investments.

Schwab Capital Trust
Schwab 1000 Index® Fund

Portfolio Holdings As of July 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.6%	Common Stock	2,277,043,148	4,321,255,189

99.6%	Total Investments	2,277,043,148	4,321,255,189
0.3%	Collateral Invested for Securities on Loan	11,874,931	11,874,931
0.1%	Other Assets and Liabilities, Net		3,784,249

100.0%	Net Assets		4,336,914,369

	Number	Value
Security	of Shares	($)

Common Stock 99.6% of net assets

Automobiles & Components 0.8%
Autoliv, Inc. *	33,400	1,918,496
BorgWarner, Inc. *	45,798	2,008,700
Federal-Mogul Corp. *	9,700	174,018
Ford Motor Co. *	1,296,187	16,552,308
Gentex Corp.	54,072	1,041,968
Harley-Davidson, Inc.	93,192	2,537,618
Johnson Controls, Inc.	262,974	7,576,281
The Goodyear Tire & Rubber Co. *	94,900	1,012,583
Thor Industries, Inc.	13,900	386,976
TRW Automotive Holdings Corp. *	25,400	891,286

		34,100,234

Banks 3.2%
Associated Banc-Corp	65,448	889,438
BancorpSouth, Inc.	30,000	439,800
Bank of Hawaii Corp.	18,832	938,022
BB&T Corp.	269,500	6,691,685
BOK Financial Corp.	8,000	389,680
Capitol Federal Financial (b)	8,700	273,441
City National Corp.	16,532	936,868
Comerica, Inc.	59,228	2,271,986
Commerce Bancshares, Inc.	28,597	1,119,573
Cullen/Frost Bankers, Inc.	22,800	1,258,788
East West Bancorp, Inc.	36,000	561,240
Fifth Third Bancorp	311,384	3,957,691
First Citizens BancShares, Inc., Class A	1,150	217,362
First Horizon National Corp. *	89,350	1,024,845
First Niagara Financial Group, Inc.	73,800	989,658
FirstMerit Corp.	32,469	639,964
Fulton Financial Corp.	72,544	660,876
Hudson City Bancorp, Inc.	185,340	2,301,923
Huntington Bancshares, Inc.	280,298	1,698,606
KeyCorp	344,314	2,912,896
M&T Bank Corp.	32,443	2,833,572
Marshall & Ilsley Corp.	205,631	1,445,586
New York Community Bancorp, Inc.	162,982	2,813,069
People’s United Financial, Inc.	140,593	1,945,807
PNC Financial Services Group, Inc.	180,834	10,739,731
Prosperity Bancshares, Inc.	18,200	616,616
Regions Financial Corp.	465,606	3,412,892
SunTrust Banks, Inc.	195,593	5,075,638
SVB Financial Group *	16,100	695,359
TCF Financial Corp.	48,584	769,571
TFS Financial Corp.	34,000	423,640
U.S. Bancorp	749,505	17,913,169
UMB Financial Corp.	11,750	442,035
Valley National Bancorp	60,828	882,614
Washington Federal, Inc.	44,000	765,600
Wells Fargo & Co.	2,003,196	55,548,625
Westamerica Bancorp	12,000	645,120
Zions Bancorp	54,198	1,202,654

		138,345,640

Capital Goods 8.1%
3M Co.	273,834	23,423,760
A123 Systems, Inc. (b)*	6,800	73,304
Acuity Brands, Inc.	17,000	716,210
Aecom Technology Corp. *	44,100	1,064,574
AGCO Corp. *	36,200	1,258,312
Alliant Techsystems, Inc. *	13,438	902,496
American Superconductor Corp. (b)*	17,300	521,595
AMETEK, Inc.	42,247	1,870,275
Armstrong World Industries, Inc. *	8,100	296,136
BE Aerospace, Inc. *	39,600	1,164,240
Bucyrus International, Inc.	29,400	1,829,268
Carlisle Cos., Inc.	24,036	809,532
Caterpillar, Inc.	242,576	16,919,676
CLARCOR, Inc.	19,700	739,144
Crane Co.	9,284	329,953
Cummins, Inc.	78,132	6,220,089
Danaher Corp.	204,040	7,837,176
Deere & Co.	162,746	10,851,903
Donaldson Co., Inc.	30,300	1,438,341
Dover Corp.	72,937	3,498,788
Eaton Corp.	64,959	5,096,683
EMCOR Group, Inc. *	25,800	671,058
Emerson Electric Co.	288,188	14,276,834
Fastenal Co.	50,900	2,498,172
Flowserve Corp.	21,841	2,165,754
Fluor Corp.	70,158	3,387,930
Gardner Denver, Inc.	20,400	1,035,708
General Cable Corp. *	10,200	270,708
General Dynamics Corp.	149,924	9,182,845
General Electric Co.	4,119,922	66,413,143
Goodrich Corp.	48,698	3,548,623

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Graco, Inc.	25,194	795,375
GrafTech International Ltd. *	47,200	740,096
Harsco Corp.	23,600	546,576
Honeywell International, Inc.	297,099	12,733,663
Hubbell, Inc., Class B	23,132	1,091,599
IDEX Corp.	31,706	1,019,982
Illinois Tool Works, Inc.	149,704	6,512,124
ITT Corp.	71,644	3,375,865
Jacobs Engineering Group, Inc. *	48,756	1,783,007
Joy Global, Inc.	40,108	2,381,212
KBR, Inc.	62,800	1,405,464
Kennametal, Inc.	27,798	761,387
L-3 Communications Holdings, Inc.	45,574	3,328,725
Lennox International, Inc.	19,100	834,097
Lincoln Electric Holdings, Inc.	18,000	993,960
Lockheed Martin Corp.	121,104	9,100,966
Masco Corp.	143,736	1,477,606
McDermott International, Inc. *	89,812	2,111,480
MSC Industrial Direct Co., Inc., Class A	17,258	869,631
Navistar International Corp. *	24,600	1,272,066
Nordson Corp.	6,600	416,130
Northrop Grumman Corp.	115,732	6,786,524
Oshkosh Corp. *	35,100	1,206,738
Owens Corning, Inc. *	39,100	1,230,868
PACCAR, Inc.	142,489	6,528,846
Pall Corp.	45,833	1,752,654
Parker Hannifin Corp.	62,953	3,910,640
Pentair, Inc.	38,500	1,316,700
Precision Castparts Corp.	55,001	6,720,572
Quanta Services, Inc. *	82,200	1,765,656
Raytheon Co.	147,990	6,847,497
Regal-Beloit Corp.	14,400	875,952
Rockwell Automation, Inc.	55,749	3,018,808
Rockwell Collins, Inc.	61,653	3,524,085
Roper Industries, Inc.	35,691	2,230,688
Seaboard Corp.	12	18,216
Snap-on, Inc.	22,650	1,011,776
Spirit AeroSystems Holdings, Inc., Class A *	41,500	844,525
SPX Corp.	19,314	1,150,342
Terex Corp. *	40,782	805,037
Textron, Inc.	106,238	2,205,501
The Boeing Co.	284,789	19,405,522
The Shaw Group, Inc. *	32,769	1,049,919
The Timken Co.	31,094	1,045,380
Thomas & Betts Corp. *	20,529	813,770
TransDigm Group, Inc.	14,800	801,716
United Technologies Corp.	360,463	25,628,919
URS Corp. *	32,900	1,328,831
Valmont Industries, Inc.	3,900	277,095
W.W. Grainger, Inc.	22,876	2,562,341
Wabtec Corp.	19,000	847,590
Watsco, Inc.	12,600	701,946
Woodward Governor Co.	22,250	672,840

		352,750,735

Commercial & Professional Supplies 0.8%
Avery Dennison Corp.	44,460	1,593,891
Cintas Corp.	51,510	1,362,955
Clean Harbors, Inc. *	2,200	138,952
Copart, Inc. *	26,914	980,746
Corrections Corp. of America *	45,300	886,521
Covanta Holding Corp.	50,048	754,223
Equifax, Inc.	49,600	1,554,464
FTI Consulting, Inc. *	16,800	593,880
IHS, Inc., Class A *	15,900	1,006,629
Iron Mountain, Inc.	68,187	1,613,986
Manpower, Inc.	30,791	1,477,352
Pitney Bowes, Inc.	81,141	1,980,652
R.R. Donnelley & Sons Co.	80,019	1,349,921
Republic Services, Inc.	126,681	4,036,057
Robert Half International, Inc.	59,191	1,490,429
Rollins, Inc.	17,100	373,464
Stericycle, Inc. *	33,498	2,110,374
The Dun & Bradstreet Corp.	20,325	1,389,417
Towers Watson & Co., Class A	16,000	712,160
Verisk Analytics, Inc., Class A *	33,200	985,708
Waste Connections, Inc. *	30,800	1,175,636
Waste Management, Inc.	187,177	6,354,659

		33,922,076

Consumer Durables & Apparel 1.2%
Coach, Inc.	120,110	4,440,467
D.R. Horton, Inc.	104,997	1,157,067
Eastman Kodak Co. *	92,821	368,499
Fortune Brands, Inc.	58,928	2,585,761
Fossil, Inc. *	18,800	744,480
Garmin Ltd. (b)	44,086	1,256,892
Hanesbrands, Inc. *	37,300	934,365
Harman International Industries, Inc. *	28,097	854,430
Hasbro, Inc.	48,825	2,057,974
Jarden Corp.	35,000	1,013,250
Leggett & Platt, Inc.	59,644	1,242,981
Lennar Corp., Class A	63,275	934,572
M.D.C. Holdings, Inc.	14,679	427,452
Mattel, Inc.	141,697	2,998,309
Mohawk Industries, Inc. *	22,039	1,078,368
Newell Rubbermaid, Inc.	108,826	1,686,803
NIKE, Inc., Class B	150,368	11,073,099
NVR, Inc. *	2,298	1,439,697
Phillips-Van Heusen Corp.	20,200	1,048,178
Polo Ralph Lauren Corp.	22,495	1,777,330
Pulte Group, Inc. *	125,899	1,105,393
Stanley Black & Decker, Inc.	61,041	3,541,599
Tempur-Pedic International, Inc. *	29,400	901,698
The Warnaco Group, Inc. *	17,800	743,506
Toll Brothers, Inc. *	54,500	946,120
Tupperware Brands Corp.	25,000	984,750
VF Corp.	34,782	2,759,256
Whirlpool Corp.	29,115	2,425,279

		52,527,575

Consumer Services 2.0%
Apollo Group, Inc., Class A *	50,371	2,323,614
Bally Technologies, Inc. *	21,500	694,450
Brinker International, Inc.	40,200	631,944
Burger King Holdings, Inc.	36,000	622,080
Career Education Corp. *	27,900	681,597

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Carnival Corp.	168,260	5,835,257
Chipotle Mexican Grill, Inc. *	12,000	1,774,800
Choice Hotels International, Inc.	5,600	184,856
Darden Restaurants, Inc.	54,765	2,294,106
DeVry, Inc.	24,200	1,301,960
Education Management Corp. (b)*	7,800	123,162
H&R Block, Inc.	130,798	2,050,913
International Game Technology	118,026	1,798,716
ITT Educational Services, Inc. *	8,501	686,371
Las Vegas Sands Corp. *	121,663	3,267,868
Marriott International, Inc., Class A	99,375	3,369,806
McDonald’s Corp.	415,336	28,961,379
MGM Resorts International *	79,587	864,315
Panera Bread Co., Class A *	12,400	969,804
Penn National Gaming, Inc. *	27,360	749,390
Royal Caribbean Cruises Ltd. *	38,591	1,113,736
Service Corp. International	99,300	846,036
Sotheby’s	26,200	710,806
Starbucks Corp.	288,727	7,174,866
Starwood Hotels & Resorts Worldwide, Inc.	73,342	3,553,420
Strayer Education, Inc. (b)	5,000	1,197,000
Weight Watchers International, Inc.	6,729	184,307
Wendy’s/Arby’s Group, Inc., Class A	141,500	616,940
WMS Industries, Inc. *	20,700	797,157
Wyndham Worldwide Corp.	70,017	1,787,534
Wynn Resorts Ltd.	27,042	2,371,043
Yum! Brands, Inc.	181,676	7,503,219

		87,042,452

Diversified Financials 7.2%
Affiliated Managers Group, Inc. *	17,459	1,236,621
American Express Co.	466,077	20,805,677
AmeriCredit Corp. *	37,600	906,536
Ameriprise Financial, Inc.	99,857	4,232,938
Apollo Investment Corp.	68,300	689,830
Bank of America Corp.	3,881,541	54,496,836
Bank of New York Mellon Corp.	471,996	11,832,940
BlackRock, Inc.	12,765	2,010,360
Capital One Financial Corp.	176,353	7,465,022
Citigroup, Inc. *	7,597,762	31,150,824
CME Group, Inc.	26,076	7,269,989
Credit Acceptance Corp. *	2,400	134,352
Discover Financial Services	212,724	3,248,295
E*TRADE Financial Corp. *	60,690	887,895
Eaton Vance Corp.	46,084	1,380,677
Federated Investors, Inc., Class B	34,550	733,151
Franklin Resources, Inc.	58,386	5,872,464
Greenhill & Co., Inc.	8,000	544,400
IntercontinentalExchange, Inc. *	28,589	3,019,570
Invesco Ltd.	167,490	3,272,755
Janus Capital Group, Inc.	71,300	747,224
Jefferies Group, Inc.	46,852	1,156,776
JPMorgan Chase & Co.	1,540,178	62,038,370
Lazard Ltd., Class A	31,800	943,506
Legg Mason, Inc.	63,714	1,840,697
Leucadia National Corp. *	75,164	1,660,373
Moody’s Corp.	76,926	1,811,607
Morgan Stanley	532,848	14,381,568
MSCI, Inc., Class A *	40,550	1,308,549
Northern Trust Corp.	95,076	4,467,621
NYSE Euronext	101,900	2,952,043
Raymond James Financial, Inc.	38,749	1,033,823
SEI Investments Co.	50,748	973,347
SLM Corp. *	182,024	2,184,288
State Street Corp.	193,850	7,544,642
Stifel Financial Corp. *	11,900	551,446
T. Rowe Price Group, Inc.	100,950	4,868,819
TD Ameritrade Holding Corp. *	101,631	1,599,672
The Charles Schwab Corp. (a)	373,465	5,523,547
The Goldman Sachs Group, Inc.	201,532	30,395,056
The NASDAQ OMX Group, Inc. *	57,537	1,120,245
Waddell & Reed Financial, Inc., Class A	33,400	795,922

		311,090,273

Energy 10.3%
Alpha Natural Resources, Inc. *	47,400	1,816,842
Anadarko Petroleum Corp.	188,948	9,288,684
Apache Corp.	130,800	12,501,864
Arch Coal, Inc.	63,700	1,509,053
Atlas Energy, Inc. *	30,600	905,454
Atwood Oceanics, Inc. *	11,100	301,920
Baker Hughes, Inc.	166,606	8,042,072
Cabot Oil & Gas Corp.	40,674	1,239,337
Cameron International Corp. *	95,800	3,792,722
CARBO Ceramics, Inc.	3,800	304,760
Chesapeake Energy Corp.	253,897	5,339,454
Chevron Corp.	774,877	59,053,376
Cimarex Energy Co.	32,715	2,253,082
Comstock Resources, Inc. *	9,100	230,321
Concho Resources, Inc. *	29,900	1,793,402
ConocoPhillips	573,466	31,666,792
CONSOL Energy, Inc.	70,898	2,657,257
Continental Resources, Inc. *	6,000	273,180
Denbury Resources, Inc. *	151,708	2,403,055
Devon Energy Corp.	173,082	10,815,894
Diamond Offshore Drilling, Inc. (b)	26,929	1,602,006
Dresser-Rand Group, Inc. *	32,300	1,201,883
Dril-Quip, Inc. *	5,800	303,224
El Paso Corp.	274,881	3,386,534
EOG Resources, Inc.	97,952	9,550,320
EXCO Resources, Inc.	59,700	866,247
Exxon Mobil Corp.	1,988,063	118,647,600
FMC Technologies, Inc. *	47,884	3,030,099
Forest Oil Corp. *	44,015	1,258,389
Halliburton Co.	345,488	10,323,181
Helmerich & Payne, Inc.	41,392	1,677,618
Hess Corp.	114,123	6,115,852
Marathon Oil Corp.	271,896	9,094,921
Mariner Energy, Inc. *	39,900	953,211
Massey Energy Co.	33,501	1,024,461
Murphy Oil Corp.	74,844	4,097,709
Nabors Industries Ltd. *	110,988	2,043,289
National Oilwell Varco, Inc.	162,126	6,348,854
Newfield Exploration Co. *	51,066	2,729,988
Noble Energy, Inc.	67,961	4,557,465
Occidental Petroleum Corp.	312,416	24,346,579

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Oceaneering International, Inc. *	21,500	1,063,820
Oil States International, Inc. *	19,500	895,830
Patriot Coal Corp. *	14,700	177,282
Patterson-UTI Energy, Inc.	60,221	989,431
Peabody Energy Corp.	105,021	4,741,698
Petrohawk Energy Corp. *	117,900	1,859,283
Pioneer Natural Resources Co.	45,211	2,618,621
Plains Exploration & Production Co. *	54,557	1,230,260
Pride International, Inc. *	68,394	1,627,093
Quicksilver Resources, Inc. *	23,190	291,962
Range Resources Corp.	61,828	2,295,055
Rowan Cos., Inc. *	44,283	1,118,589
SandRidge Energy, Inc. *	136,534	805,551
Schlumberger Ltd.	460,506	27,473,788
SM Energy Co.	24,513	1,015,328
Smith International, Inc.	96,959	4,021,859
Southern Union Co.	49,962	1,127,642
Southwestern Energy Co. *	135,288	4,931,248
Spectra Energy Corp.	253,521	5,270,702
Sunoco, Inc.	45,800	1,633,686
Superior Energy Services, Inc. *	30,700	699,653
Teekay Corp.	8,268	228,362
Tesoro Corp.	27,512	355,180
The Williams Cos., Inc.	228,521	4,435,593
Tidewater, Inc.	20,268	830,583
Ultra Petroleum Corp. *	59,312	2,513,049
Unit Corp. *	7,900	323,110
Valero Energy Corp.	219,620	3,731,344
Whiting Petroleum Corp. *	19,900	1,751,399

		449,404,952

Food & Staples Retailing 2.3%
BJ’s Wholesale Club, Inc. *	21,800	992,990
Casey’s General Stores, Inc. (b)	15,000	573,750
Costco Wholesale Corp.	170,899	9,691,682
CVS Caremark Corp.	530,911	16,293,659
Safeway, Inc.	153,497	3,152,828
SUPERVALU, Inc.	83,056	936,872
Sysco Corp.	231,990	7,184,730
The Kroger Co.	255,113	5,403,293
Wal-Mart Stores, Inc.	814,327	41,685,399
Walgreen Co.	379,169	10,825,275
Whole Foods Market, Inc. *	56,216	2,134,522

		98,875,000

Food, Beverage & Tobacco 5.7%
Altria Group, Inc.	812,165	17,997,576
Archer-Daniels-Midland Co.	251,785	6,888,838
Brown-Forman Corp., Class B	43,540	2,752,163
Bunge Ltd.	51,592	2,561,543
Campbell Soup Co.	74,458	2,673,042
Central European Distribution Corp. *	26,800	698,676
Coca-Cola Enterprises, Inc.	124,572	3,575,216
ConAgra Foods, Inc.	173,597	4,076,058
Constellation Brands, Inc., Class A *	76,932	1,312,460
Corn Products International, Inc.	29,300	976,862
Dean Foods Co. *	35,433	406,062
Del Monte Foods Co.	75,738	1,051,243
Dr Pepper Snapple Group, Inc.	99,600	3,739,980
Flowers Foods, Inc.	30,300	734,169
General Mills, Inc.	256,000	8,755,200
Green Mountain Coffee Roasters, Inc. *	41,100	1,265,469
H.J. Heinz Co.	123,698	5,502,087
Hansen Natural Corp. *	28,300	1,185,487
Hormel Foods Corp.	27,247	1,169,441
Kellogg Co.	99,631	4,986,532
Kraft Foods, Inc., Class A	578,964	16,911,538
Lancaster Colony Corp.	4,100	212,872
Lorillard, Inc.	60,800	4,635,392
McCormick & Co., Inc. - Non Voting Shares	50,354	1,980,423
Mead Johnson Nutrition Co.	80,200	4,261,828
Molson Coors Brewing Co., Class B	61,672	2,775,857
PepsiCo, Inc.	630,205	40,906,607
Philip Morris International, Inc.	724,265	36,966,486
Ralcorp Holdings, Inc. *	23,000	1,343,200
Reynolds American, Inc.	66,284	3,832,541
Sara Lee Corp.	273,272	4,041,693
Smithfield Foods, Inc. *	27,635	393,799
The Coca-Cola Co.	898,854	49,535,844
The Hershey Co.	66,424	3,121,928
The J.M. Smucker Co.	46,601	2,862,699
Tyson Foods, Inc., Class A	116,959	2,047,952

		248,138,763

Health Care Equipment & Services 4.0%
Aetna, Inc.	166,877	4,647,524
Alere, Inc. *	32,600	917,038
Allscripts-Misys Healthcare Solutions, Inc. *	23,300	388,877
Amedisys, Inc. (b)*	5,500	144,485
AmerisourceBergen Corp.	110,120	3,300,296
Baxter International, Inc.	231,945	10,152,233
Beckman Coulter, Inc.	27,428	1,257,025
Becton Dickinson & Co.	90,765	6,244,632
Boston Scientific Corp. *	592,007	3,315,239
Brookdale Senior Living, Inc. *	18,100	256,658
C.R. Bard, Inc.	37,000	2,905,610
Cardinal Health, Inc.	137,110	4,424,540
CareFusion Corp. *	69,400	1,462,258
Catalyst Health Solutions, Inc. *	14,900	515,242
Cerner Corp. *	26,526	2,054,439
CIGNA Corp.	107,154	3,296,057
Community Health Systems, Inc. *	36,406	1,180,647
Coventry Health Care, Inc. *	57,962	1,149,386
DaVita, Inc. *	40,025	2,294,233
DENTSPLY International, Inc.	57,000	1,711,140
Edwards Lifesciences Corp. *	43,392	2,508,058
Emdeon, Inc., Class A *	8,100	101,250
Express Scripts, Inc. *	212,024	9,579,244
Gen-Probe, Inc. *	19,270	866,572
Health Management Associates, Inc., Class A *	97,400	697,384
Health Net, Inc. *	40,700	958,485
HEALTHSOUTH Corp. *	9,200	170,292
Henry Schein, Inc. *	35,919	1,885,388

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hologic, Inc. *	99,670	1,409,334
Hospira, Inc. *	63,540	3,310,434
Humana, Inc. *	66,591	3,131,109
IDEXX Laboratories, Inc. *	22,998	1,350,902
Intuitive Surgical, Inc. *	14,115	4,634,943
Kinetic Concepts, Inc. *	25,492	905,221
Laboratory Corp. of America Holdings *	40,622	2,964,594
LifePoint Hospitals, Inc. *	5,400	166,914
Lincare Holdings, Inc.	39,975	949,806
Masimo Corp.	20,400	470,832
McKesson Corp.	105,047	6,599,053
Medco Health Solutions, Inc. *	178,186	8,552,928
MEDNAX, Inc. *	18,254	860,676
Medtronic, Inc.	424,968	15,711,067
Omnicare, Inc.	46,733	1,151,034
Owens & Minor, Inc.	24,600	668,874
Patterson Cos., Inc.	35,800	955,144
Quality Systems, Inc.	7,400	406,408
Quest Diagnostics, Inc.	59,047	2,774,618
ResMed, Inc. *	29,408	1,931,811
Select Medical Holdings Corp. *	9,100	59,605
Sirona Dental Systems, Inc. *	5,100	156,978
St. Jude Medical, Inc. *	122,555	4,506,347
STERIS Corp.	23,000	731,170
Stryker Corp.	107,154	4,990,162
Teleflex, Inc.	15,546	880,992
Tenet Healthcare Corp. *	169,700	780,620
The Cooper Cos., Inc.	17,700	687,822
Thoratec Corp. *	22,300	820,194
UnitedHealth Group, Inc.	440,912	13,425,770
Universal Health Services, Inc., Class B	39,074	1,405,492
Varian Medical Systems, Inc. *	48,771	2,692,159
VCA Antech, Inc. *	33,454	697,181
WellPoint, Inc. *	168,523	8,547,487
Zimmer Holdings, Inc. *	80,812	4,282,228

		171,954,141

Household & Personal Products 2.6%
Alberto-Culver Co.	33,450	979,082
Avon Products, Inc.	167,336	5,209,170
Church & Dwight Co., Inc.	26,997	1,789,091
Colgate-Palmolive Co.	190,127	15,016,230
Energizer Holdings, Inc. *	27,300	1,679,496
Herbalife Ltd.	17,909	889,003
Kimberly-Clark Corp.	159,584	10,232,526
NBTY, Inc. *	24,200	1,304,138
The Clorox Co.	55,525	3,602,462
The Estee Lauder Cos., Inc., Class A	46,254	2,879,311
The Procter & Gamble Co.	1,117,219	68,329,114

		111,909,623

Insurance 4.1%
Aflac, Inc.	183,413	9,022,085
Alleghany Corp. *	2,138	641,870
Allied World Assurance Co. Holdings Ltd.	17,100	851,922
American Financial Group, Inc.	31,005	913,717
American International Group, Inc. (b)*	52,776	2,030,293
American National Insurance Co.	2,837	222,080
Aon Corp.	107,363	4,044,364
Arch Capital Group Ltd. *	23,200	1,815,632
Arthur J. Gallagher & Co.	39,920	1,014,766
Aspen Insurance Holdings Ltd.	32,600	891,610
Assurant, Inc.	45,792	1,707,584
Assured Guaranty Ltd.	45,300	711,210
Axis Capital Holdings Ltd.	55,862	1,741,219
Berkshire Hathaway, Inc., Class B *	589,912	46,083,925
Brown & Brown, Inc.	46,176	924,444
Cincinnati Financial Corp.	63,817	1,758,158
CNA Financial Corp. *	10,550	296,033
Endurance Specialty Holdings Ltd.	19,253	742,973
Erie Indemnity Co., Class A	11,685	572,916
Everest Re Group Ltd.	23,620	1,833,384
Fidelity National Financial, Inc., Class A	96,369	1,423,370
Genworth Financial, Inc., Class A *	191,439	2,599,742
Hanover Insurance Group, Inc.	19,600	859,068
HCC Insurance Holdings, Inc.	44,057	1,150,769
Lincoln National Corp.	118,059	3,074,256
Loews Corp.	140,958	5,236,590
Markel Corp. *	3,431	1,159,678
Marsh & McLennan Cos., Inc.	206,720	4,862,054
Mercury General Corp.	8,435	363,802
MetLife, Inc.	320,944	13,498,905
Old Republic International Corp.	93,909	1,174,802
PartnerRe Ltd.	32,969	2,385,967
Platinum Underwriters Holdings Ltd.	19,500	762,060
Principal Financial Group, Inc.	125,009	3,201,481
ProAssurance Corp. *	12,700	755,777
Prudential Financial, Inc.	181,897	10,420,879
Reinsurance Group of America, Inc.	29,310	1,406,294
RenaissanceRe Holdings Ltd.	24,407	1,396,569
StanCorp Financial Group, Inc.	19,242	725,231
The Allstate Corp.	210,298	5,938,816
The Chubb Corp.	129,192	6,799,375
The Hartford Financial Services Group, Inc.	148,595	3,478,609
The Progressive Corp.	264,242	5,189,713
The Travelers Cos., Inc.	203,247	10,253,811
Torchmark Corp.	32,477	1,723,554
Transatlantic Holdings, Inc.	22,345	1,068,314
Unum Group	130,014	2,966,919
Validus Holdings Ltd.	51,441	1,277,794
W. R. Berkley Corp.	52,925	1,429,504
Wesco Financial Corp.	519	175,889
White Mountains Insurance Group Ltd.	3,213	1,009,043
XL Group plc	134,067	2,377,008

		177,965,828

Materials 3.9%
Air Products & Chemicals, Inc.	82,978	6,022,543

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Airgas, Inc.	32,151	2,099,139
AK Steel Holding Corp.	42,900	600,171
Albemarle Corp.	36,900	1,609,578
Alcoa, Inc.	381,920	4,266,046
Allegheny Technologies, Inc.	37,652	1,792,612
AptarGroup, Inc.	26,500	1,141,355
Ashland, Inc.	29,400	1,494,990
Ball Corp.	36,888	2,148,357
Bemis Co., Inc.	42,449	1,271,772
Cabot Corp.	25,616	755,672
Celanese Corp., Series A	55,443	1,557,394
CF Industries Holdings, Inc.	22,812	1,852,106
Cliffs Natural Resources, Inc.	51,300	2,902,041
Commercial Metals Co.	44,194	635,952
Compass Minerals International, Inc.	13,000	918,970
Crown Holdings, Inc. *	62,976	1,752,622
Cytec Industries, Inc.	19,100	953,472
Domtar Corp.	16,400	959,400
E.I. du Pont de Nemours & Co.	351,557	14,297,823
Eastman Chemical Co.	28,491	1,784,676
Ecolab, Inc.	93,068	4,551,956
FMC Corp.	28,352	1,771,716
Freeport-McMoRan Copper & Gold, Inc.	168,465	12,051,986
Greif, Inc., Class A	13,400	799,042
Huntsman Corp.	64,200	672,174
International Flavors & Fragrances, Inc.	31,008	1,407,143
International Paper Co.	169,707	4,106,909
Intrepid Potash, Inc. *	16,150	390,830
Martin Marietta Materials, Inc.	16,849	1,438,905
MeadWestvaco Corp.	67,083	1,607,309
Monsanto Co.	213,634	12,356,591
Nalco Holding Co.	54,143	1,320,548
Newmont Mining Corp.	191,508	10,705,297
Nucor Corp.	123,376	4,828,937
Owens-Illinois, Inc. *	66,077	1,827,029
Packaging Corp. of America	40,330	967,920
Pactiv Corp. *	51,860	1,577,581
PPG Industries, Inc.	65,406	4,543,755
Praxair, Inc.	120,028	10,420,831
Reliance Steel & Aluminum Co.	25,122	986,792
Rock-Tenn Co., Class A	15,200	808,944
Rockwood Holdings, Inc. *	9,900	289,179
Royal Gold, Inc.	14,900	657,537
RPM International, Inc.	50,600	949,762
Sealed Air Corp.	62,302	1,347,592
Sigma-Aldrich Corp.	47,708	2,676,419
Silgan Holdings, Inc.	10,500	298,410
Solutia, Inc. *	47,600	671,636
Sonoco Products Co.	39,170	1,280,859
Steel Dynamics, Inc.	84,500	1,210,040
Temple-Inland, Inc.	41,900	840,514
The Dow Chemical Co.	448,256	12,250,837
The Lubrizol Corp.	26,760	2,501,792
The Mosaic Co.	63,695	3,035,067
The Scotts Miracle-Gro Co., Class A	17,668	852,481
The Sherwin-Williams Co.	36,090	2,495,624
The Valspar Corp.	39,546	1,242,140
Titanium Metals Corp. *	33,185	734,716
United States Steel Corp.	56,168	2,489,927
Vulcan Materials Co.	49,125	2,222,415
W.R. Grace & Co. *	12,100	310,607
Walter Energy, Inc.	20,800	1,483,040
Weyerhaeuser Co.	82,815	1,343,259

		171,142,739

Media 3.2%
Cablevision Systems Corp., Class A	97,010	2,659,044
CBS Corp., Class B - Non Voting Shares	265,405	3,922,686
Central European Media Enterprises, Ltd., Class A (b)*	20,400	438,600
Cinemark Holdings, Inc.	10,400	151,736
Clear Channel Outdoor Holdings, Inc., Class A *	12,300	135,423
Comcast Corp., Class A	1,090,903	21,239,881
DIRECTV, Class A *	356,925	13,263,333
Discovery Communications, Inc., Class C *	111,100	3,819,618
DISH Network Corp., Class A	82,272	1,652,022
DreamWorks Animation SKG, Inc., Class A *	29,600	922,336
Gannett Co., Inc.	92,554	1,219,862
John Wiley & Sons, Inc., Class A	16,780	660,796
Lamar Advertising Co., Class A *	20,870	570,794
Liberty Global, Inc., Series A *	102,266	2,991,280
Liberty Media Corp - Capital, Series A *	37,700	1,758,328
Liberty Media-Starz, Series A *	20,024	1,099,117
Live Nation Entertainment, Inc. *	54,700	504,881
Morningstar, Inc. *	3,950	177,790
News Corp., Class A	871,428	11,372,135
Omnicom Group, Inc.	120,088	4,474,479
Regal Entertainment Group, Class A	31,400	419,190
Scripps Networks Interactive, Class A	35,100	1,496,313
Sirius XM Radio, Inc. *	1,512,300	1,557,669
The Interpublic Group of Cos., Inc. *	190,564	1,741,755
The McGraw-Hill Cos., Inc.	123,436	3,788,251
The New York Times Co., Class A *	22,725	198,617
The Walt Disney Co.	750,620	25,288,388
The Washington Post Co., Class B	1,326	557,570
Time Warner Cable, Inc.	136,936	7,828,631
Time Warner, Inc.	442,800	13,930,488
Viacom Inc., Class B	231,646	7,653,584

		137,494,597

Pharmaceuticals, Biotechnology & Life Sciences 7.3%
Abbott Laboratories	596,746	29,288,294
Abraxis BioScience *	2,650	199,519
Alexion Pharmaceuticals, Inc. *	34,500	1,875,420
Allergan, Inc.	119,562	7,300,456
Amgen, Inc. *	373,660	20,375,680
Amylin Pharmaceuticals, Inc. *	48,847	924,185

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Bio-Rad Laboratories, Inc., Class A *	7,500	666,000
Biogen Idec, Inc. *	103,755	5,797,829
BioMarin Pharmaceuticals, Inc. *	39,500	863,075
Bristol-Myers Squibb Co.	664,139	16,550,344
Bruker Corp. *	19,300	254,181
Celgene Corp. *	178,546	9,846,812
Cephalon, Inc. *	29,300	1,662,775
Charles River Laboratories International, Inc. *	25,815	802,330
Covance, Inc. *	24,300	941,868
Dendreon Corp. *	52,200	1,717,902
Eli Lilly & Co.	389,971	13,882,968
Endo Pharmaceuticals Holdings, Inc. *	23,028	552,902
Forest Laboratories, Inc. *	118,246	3,281,326
Genzyme Corp. *	104,031	7,236,396
Gilead Sciences, Inc. *	344,912	11,492,468
Human Genome Sciences, Inc. *	70,700	1,833,958
Illumina, Inc. *	48,000	2,151,840
Johnson & Johnson	1,063,967	61,805,843
King Pharmaceuticals, Inc. *	97,266	852,050
Life Technologies Corp. *	69,906	3,005,259
Merck & Co., Inc.	1,197,198	41,255,443
Mettler-Toledo International, Inc. *	13,000	1,518,400
Mylan, Inc. *	119,800	2,084,520
Myriad Genetics, Inc. *	18,900	274,239
Onyx Pharmaceuticals, Inc. *	12,200	317,200
PerkinElmer, Inc.	45,800	891,268
Perrigo Co.	31,500	1,764,315
Pfizer, Inc.	3,113,511	46,702,665
Pharmaceutical Product Development, Inc.	47,746	1,158,318
Regeneron Pharmaceuticals, Inc. *	12,400	299,956
Salix Pharmaceuticals Ltd. *	21,800	924,538
Talecris Biotherapeutics Holdings Corp. *	9,900	218,097
Techne Corp.	14,163	827,119
Thermo Fisher Scientific, Inc. *	158,698	7,119,192
United Therapeutics Corp. *	10,000	488,900
Valeant Pharmaceuticals International (b)*	25,300	1,424,896
Vertex Pharmaceuticals, Inc. *	75,512	2,541,734
Waters Corp. *	36,100	2,316,176
Watson Pharmaceuticals, Inc. *	41,600	1,684,800

		318,973,456

Real Estate 2.1%
Alexandria Real Estate Equities, Inc.	17,300	1,220,515
AMB Property Corp.	57,325	1,430,832
Apartment Investment & Management Co., Class A	48,218	1,035,240
AvalonBay Communities, Inc.	31,949	3,357,520
Boston Properties, Inc.	55,105	4,513,100
BRE Properties, Inc.	23,424	972,096
Camden Property Trust	26,264	1,195,537
CB Richard Ellis Group, Inc., Class A *	105,737	1,797,529
CommonWealth REIT	21,925	568,954
Corporate Office Properties Trust	22,800	855,000
Developers Diversified Realty Corp.	67,800	769,530
Digital Realty Trust, Inc.	30,000	1,896,600
Douglas Emmett, Inc.	47,600	752,556
Duke Realty Corp.	87,837	1,050,531
Equity Residential	108,272	4,964,271
Essex Property Trust, Inc.	10,517	1,105,442
Federal Realty Investment Trust	24,196	1,891,885
Forest City Enterprises, Inc., Class A *	45,400	576,580
HCP, Inc.	114,880	4,074,794
Health Care REIT, Inc.	48,221	2,184,894
Highwoods Properties, Inc.	28,000	876,680
Hospitality Properties Trust	48,381	989,391
Host Hotels & Resorts, Inc.	246,639	3,536,803
Jones Lang LaSalle, Inc.	16,400	1,270,344
Kimco Realty Corp.	157,831	2,378,513
Liberty Property Trust	44,104	1,398,097
Mack-Cali Realty Corp.	30,847	993,890
National Retail Properties, Inc.	32,300	746,776
Nationwide Health Properties, Inc.	44,000	1,646,480
OMEGA Healthcare Investors, Inc.	33,400	734,132
Plum Creek Timber Co., Inc.	63,798	2,289,072
ProLogis	185,461	2,014,107
Public Storage	52,709	5,171,807
Rayonier, Inc.	31,123	1,519,736
Realty Income Corp. (b)	40,900	1,312,481
Regency Centers Corp.	32,082	1,210,775
Senior Housing Properties Trust	49,900	1,125,245
Simon Property Group, Inc.	111,550	9,952,491
SL Green Realty Corp.	30,251	1,822,320
Tanger Factory Outlet Centers, Inc.	15,800	706,260
Taubman Centers, Inc.	12,100	495,979
The Macerich Co.	38,345	1,589,400
The St. Joe Co. *	34,800	897,492
UDR, Inc.	59,862	1,263,687
Ventas, Inc.	61,419	3,115,172
Vornado Realty Trust	60,634	5,019,283
Washington Real Estate Investment Trust	23,400	710,190
Weingarten Realty Investors	40,802	863,778

		91,863,787

Retailing 3.5%
Aaron’s, Inc.	15,950	289,652
Abercrombie & Fitch Co., Class A	34,819	1,286,214
Advance Auto Parts, Inc.	35,402	1,895,069
Aeropostale, Inc. *	36,800	1,046,224
Amazon.com, Inc. *	130,141	15,342,323
American Eagle Outfitters, Inc.	82,585	1,016,621
AutoNation, Inc. (b)*	36,266	885,978
AutoZone, Inc. *	10,833	2,291,938
Bed Bath & Beyond, Inc. *	102,920	3,898,610
Best Buy Co., Inc.	133,826	4,638,409
Big Lots, Inc. *	32,400	1,111,644
CarMax, Inc. *	86,900	1,833,590
Chico’s FAS, Inc.	17,500	163,975
Dick’s Sporting Goods, Inc. *	35,000	920,850

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Dollar Tree, Inc. *	50,412	2,234,260
Expedia, Inc.	82,609	1,873,572
Family Dollar Stores, Inc.	52,800	2,183,280
Foot Locker, Inc.	61,309	833,189
GameStop Corp., Class A *	60,300	1,209,015
Genuine Parts Co.	62,530	2,678,160
Guess?, Inc.	22,800	813,960
J. Crew Group, Inc. *	21,900	780,297
J.C. Penney Co., Inc.	92,422	2,276,354
Kohl’s Corp. *	118,065	5,630,520
Liberty Media Corp. - Interactive, Class A *	226,208	2,560,675
Limited Brands, Inc.	104,823	2,687,662
LKQ Corp. *	55,400	1,095,812
Lowe’s Cos., Inc.	557,596	11,564,541
Macy’s, Inc.	164,976	3,076,802
Netflix, Inc. *	16,300	1,671,565
Nordstrom, Inc.	64,800	2,203,200
O’Reilly Automotive, Inc. *	54,666	2,693,940
Office Depot, Inc. *	53,900	232,848
PetSmart, Inc.	48,395	1,502,665
Priceline.com, Inc. *	17,200	3,859,680
RadioShack Corp.	49,040	1,056,322
Ross Stores, Inc.	47,956	2,525,363
Sally Beauty Holdings, Inc. *	32,900	311,234
Sears Holdings Corp. *	18,994	1,348,574
Signet Jewelers Ltd. *	33,400	994,318
Staples, Inc.	283,770	5,769,044
Target Corp.	286,342	14,695,071
The Dress Barn, Inc. *	10,700	264,290
The Gap, Inc.	179,775	3,255,725
The Home Depot, Inc.	652,115	18,591,799
The TJX Cos., Inc.	159,315	6,614,759
Tiffany & Co.	48,773	2,051,880
Tractor Supply Co.	14,200	987,042
Urban Outfitters, Inc. *	50,796	1,633,599
Williams-Sonoma, Inc.	41,400	1,105,794

		151,487,908

Semiconductors & Semiconductor Equipment 2.7%
Advanced Micro Devices, Inc. *	220,631	1,652,526
Altera Corp.	115,769	3,209,117
Analog Devices, Inc.	114,374	3,398,051
Applied Materials, Inc.	522,689	6,167,730
Atheros Communications *	26,100	690,084
Atmel Corp. *	177,800	929,894
Broadcom Corp., Class A	168,825	6,082,765
Cree, Inc. *	40,600	2,876,104
Cypress Semiconductor Corp. *	30,500	323,300
First Solar, Inc. *	19,000	2,383,550
Intel Corp.	2,135,680	43,995,008
Intersil Corp., Class A	48,067	546,041
KLA-Tencor Corp.	66,138	2,094,590
Lam Research Corp. *	49,900	2,105,281
Linear Technology Corp.	87,466	2,788,416
LSI Corp. *	255,998	1,031,672
Marvell Technology Group Ltd. *	202,562	3,022,225
Maxim Integrated Products, Inc.	119,600	2,096,588
MEMC Electronic Materials, Inc. *	85,177	814,292
Microchip Technology, Inc.	71,966	2,191,365
Micron Technology, Inc. *	333,100	2,424,968
National Semiconductor Corp.	91,458	1,262,120
Novellus Systems, Inc. *	37,995	1,014,846
NVIDIA Corp. *	217,499	1,998,816
ON Semiconductor Corp. *	166,700	1,125,225
PMC-Sierra, Inc. *	89,200	722,520
Rambus, Inc. *	41,364	812,803
Silicon Laboratories, Inc. *	17,936	718,337
Skyworks Solutions, Inc. *	68,300	1,197,299
SunPower Corp., Class A (b)*	19,000	236,170
Teradyne, Inc. *	68,500	737,060
Texas Instruments, Inc.	473,675	11,695,036
Varian Semiconductor Equipment Associates, Inc. *	28,800	813,888
Xilinx, Inc.	108,505	3,029,460

		116,187,147

Software & Services 8.6%
Activision Blizzard, Inc.	213,538	2,536,831
Adobe Systems, Inc. *	199,813	5,738,629
Akamai Technologies, Inc. *	67,109	2,574,301
Alliance Data Systems Corp. *	20,471	1,176,673
Amdocs Ltd. *	79,900	2,183,667
ANSYS, Inc. *	34,800	1,564,260
AOL, Inc. *	42,200	882,824
Autodesk, Inc. *	91,272	2,696,175
Automatic Data Processing, Inc.	192,751	7,954,834
BMC Software, Inc. *	71,912	2,558,629
Broadridge Financial Solutions, Inc.	53,600	1,088,080
CA, Inc.	152,081	2,974,704
Cadence Design Systems, Inc. *	105,387	733,494
Citrix Systems, Inc. *	71,700	3,944,934
Cognizant Technology Solutions Corp., Class A *	115,466	6,299,825
Computer Sciences Corp.	59,731	2,707,606
Compuware Corp. *	90,364	739,178
Concur Technologies, Inc. *	16,750	775,190
CoreLogic, Inc.	40,060	802,402
DST Systems, Inc.	15,380	631,810
eBay, Inc. *	431,670	9,026,220
Electronic Arts, Inc. *	129,381	2,061,039
Equinix, Inc. *	15,300	1,430,703
FactSet Research Systems, Inc.	16,500	1,237,500
Fidelity National Information Services, Inc.	128,808	3,692,925
Fiserv, Inc. *	60,289	3,020,479
Gartner, Inc. *	8,100	203,877
Genpact Ltd. *	6,750	101,723
Global Payments, Inc.	31,938	1,205,021
Google, Inc., Class A *	93,311	45,241,838
Hewitt Associates, Inc., Class A *	32,600	1,600,660
IAC/InterActiveCorp *	34,430	860,750
Informatica Corp. *	35,100	1,057,563
International Business Machines Corp.	498,440	63,999,696
Intuit, Inc. *	118,644	4,716,099
Jack Henry & Associates, Inc.	34,000	863,600
Lender Processing Services, Inc.	37,600	1,200,944
ManTech International Corp., Class A *	2,200	87,230
MasterCard, Inc., Class A	37,600	7,897,504

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
McAfee, Inc. *	61,829	2,046,540
MICROS Systems, Inc. *	31,200	1,116,336
Microsoft Corp.	2,947,638	76,078,537
Monster Worldwide, Inc. *	49,300	676,396
NeuStar, Inc., Class A *	29,100	675,993
Novell, Inc. *	135,924	820,981
Nuance Communications, Inc. *	89,600	1,479,296
Oracle Corp.	1,508,610	35,663,540
Parametric Technology Corp. *	46,200	828,828
Paychex, Inc.	126,028	3,275,468
Quest Software, Inc. *	6,100	122,976
Rackspace Hosting, Inc. (b)*	6,600	123,420
Red Hat, Inc. *	73,583	2,365,694
Rovi Corp. *	40,400	1,797,800
SAIC, Inc. *	116,300	1,934,069
Salesforce.com, Inc. *	43,121	4,266,823
Solera Holdings, Inc.	27,300	1,036,854
Symantec Corp. *	312,689	4,055,576
Synopsys, Inc. *	57,100	1,247,064
Teradata Corp. *	64,344	2,046,139
TIBCO Software, Inc. *	66,400	900,384
Total System Services, Inc.	77,300	1,152,543
VeriFone Systems, Inc. *	14,300	312,884
VeriSign, Inc. *	72,205	2,032,571
Visa, Inc., Class A	171,300	12,564,855
VMware, Inc., Class A *	25,200	1,953,756
WebMD Health Corp. *	17,200	795,844
Western Union Co.	258,240	4,191,235
Yahoo!, Inc. *	454,779	6,312,333

		371,944,152

Technology Hardware & Equipment 7.1%
Agilent Technologies, Inc. *	135,231	3,777,002
Amphenol Corp., Class A	67,220	3,011,456
Apple, Inc. *	351,314	90,375,526
Arrow Electronics, Inc. *	46,900	1,162,651
Avnet, Inc. *	59,546	1,497,582
AVX Corp.	9,750	137,280
Brocade Communications Systems, Inc. *	168,000	831,600
Cisco Systems, Inc. *	2,206,815	50,911,222
CommScope, Inc. *	36,800	748,512
Corning, Inc.	604,763	10,958,306
Dell, Inc. *	668,849	8,855,561
Diebold, Inc.	26,018	744,635
Dolby Laboratories, Inc., Class A *	20,600	1,307,482
EchoStar Corp., Class A *	7,554	144,281
EMC Corp. *	787,624	15,587,079
F5 Networks, Inc. *	29,200	2,564,636
FLIR Systems, Inc. *	59,500	1,770,720
Harris Corp.	51,596	2,297,570
Hewlett-Packard Co.	904,668	41,650,915
Ingram Micro, Inc., Class A *	66,051	1,091,823
Itron, Inc. *	15,700	1,021,599
Jabil Circuit, Inc.	55,600	806,756
JDS Uniphase Corp. *	87,300	947,205
Juniper Networks, Inc. *	198,394	5,511,385
Lexmark International, Inc., Class A *	30,659	1,126,718
Molex, Inc.	53,121	1,047,015
Motorola, Inc. *	900,688	6,746,153
National Instruments Corp.	22,200	708,180
NCR Corp. *	62,444	855,483
NetApp, Inc. *	132,800	5,617,440
Polycom, Inc. *	33,100	982,408
QLogic Corp. *	44,900	714,808
QUALCOMM, Inc.	639,278	24,343,706
Riverbed Technology, Inc. *	21,700	804,853
SanDisk Corp. *	89,458	3,909,315
Seagate Technology *	190,537	2,391,239
Tech Data Corp. *	19,900	787,244
Tellabs, Inc.	73,675	514,252
Trimble Navigation Ltd. *	47,200	1,339,064
Vishay Intertechnology, Inc. *	36,600	310,734
Western Digital Corp. *	88,312	2,330,554
Xerox Corp.	527,545	5,138,288
Zebra Technologies Corp., Class A *	15,025	412,286

		307,792,524

Telecommunication Services 2.9%
American Tower Corp., Class A *	157,389	7,277,667
AT&T, Inc.	2,279,177	59,121,852
CenturyLink, Inc.	116,571	4,152,259
Clearwire Corp., Class A *	33,350	232,783
Crown Castle International Corp. *	96,427	3,809,831
Frontier Communications Corp.	380,706	2,908,594
Level 3 Communications, Inc. *	642,640	726,183
MetroPCS Communications, Inc. *	49,000	438,550
NII Holdings, Inc. *	65,141	2,440,182
Qwest Communications International, Inc.	582,035	3,294,318
SBA Communications Corp., Class A *	45,800	1,657,044
Sprint Nextel Corp. *	1,163,657	5,317,913
Telephone & Data Systems, Inc.	36,701	1,252,605
tw telecom, Inc. *	58,600	1,108,712
United States Cellular Corp. *	6,500	305,695
Verizon Communications, Inc.	1,092,937	31,760,749
Windstream Corp.	171,148	1,951,087

		127,756,024

Transportation 2.1%
AMR Corp. *	130,351	922,885
C.H. Robinson Worldwide, Inc.	64,648	4,215,050
Continental Airlines, Inc., Class B *	54,300	1,358,586
CSX Corp.	150,842	7,952,390
Delta Air Lines, Inc. *	305,500	3,629,340
Expeditors International of Washington, Inc.	81,898	3,492,131
FedEx Corp.	121,428	10,023,881
Hertz Global Holdings, Inc. *	35,400	415,596
J.B. Hunt Transport Services, Inc.	34,391	1,220,537
Kansas City Southern *	37,600	1,379,920
Kirby Corp. *	21,100	811,084
Knight Transportation, Inc.	22,800	476,976
Landstar System, Inc.	19,930	807,962
Norfolk Southern Corp.	143,106	8,052,575
Ryder System, Inc.	21,964	959,168

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Southwest Airlines Co.	290,788	3,503,995
UAL Corp. *	65,467	1,554,186
Union Pacific Corp.	193,582	14,454,768
United Parcel Service, Inc., Class B	382,675	24,873,875

		90,104,905

Utilities 3.9%
AGL Resources, Inc.	30,300	1,151,400
Allegheny Energy, Inc.	66,453	1,515,128
Alliant Energy Corp.	43,900	1,517,184
Ameren Corp.	92,885	2,356,492
American Electric Power Co., Inc.	185,231	6,664,611
American Water Works Co., Inc.	27,400	585,812
Aqua America, Inc.	53,434	1,041,429
Atmos Energy Corp.	36,318	1,053,222
Calpine Corp. *	133,400	1,800,900
CenterPoint Energy, Inc.	153,011	2,177,347
Cleco Corp.	23,700	676,635
CMS Energy Corp.	90,033	1,433,325
Consolidated Edison, Inc.	110,006	5,073,477
Constellation Energy Group, Inc.	78,441	2,478,736
Dominion Resources, Inc.	228,908	9,611,847
DPL, Inc.	46,861	1,186,052
DTE Energy Co.	64,597	2,981,798
Duke Energy Corp.	498,293	8,520,810
Edison International	127,654	4,231,730
Energen Corp.	28,096	1,248,586
Entergy Corp.	74,022	5,737,445
EQT Corp.	51,900	1,903,692
Exelon Corp.	253,256	10,593,698
FirstEnergy Corp.	119,470	4,504,019
Great Plains Energy, Inc.	53,000	950,820
Hawaiian Electric Industries, Inc.	37,748	888,965
Integrys Energy Group, Inc.	29,955	1,418,369
ITC Holdings Corp.	19,900	1,129,126
MDU Resources Group, Inc.	73,617	1,453,936
Mirant Corp. *	56,902	624,215
National Fuel Gas Co.	31,547	1,515,833
New Jersey Resources Corp.	16,300	608,479
NextEra Energy, Inc.	158,008	8,263,818
Nicor, Inc.	18,000	788,220
NiSource, Inc.	108,080	1,783,320
Northeast Utilities	68,114	1,896,294
NRG Energy, Inc. *	99,130	2,248,268
NSTAR	41,912	1,557,450
NV Energy, Inc.	92,000	1,168,400
OGE Energy Corp.	37,980	1,505,527
ONEOK, Inc.	41,362	1,924,574
Ormat Technologies, Inc.	6,350	176,657
Pepco Holdings, Inc.	89,174	1,507,932
PG&E Corp.	145,437	6,457,403
Piedmont Natural Gas Co., Inc.	27,000	718,740
Pinnacle West Capital Corp.	39,687	1,511,678
PPL Corp.	147,761	4,032,398
Progress Energy, Inc.	109,585	4,614,624
Public Service Enterprise Group, Inc.	192,272	6,325,749
Questar Corp.	68,320	1,123,864
RRI Energy, Inc. *	145,397	574,318
SCANA Corp.	43,431	1,663,842
Sempra Energy	96,578	4,804,756
Southern Co.	313,618	11,080,124
TECO Energy, Inc.	83,817	1,369,570
The AES Corp. *	261,602	2,697,117
UGI Corp.	41,148	1,109,350
Vectren Corp.	31,800	787,686
Westar Energy, Inc.	42,700	1,019,676
WGL Holdings, Inc.	19,700	710,776
Wisconsin Energy Corp.	45,818	2,487,001
Xcel Energy, Inc.	179,009	3,936,408

		168,480,658

Total Common Stock
(Cost $2,277,043,148)		4,321,255,189

End of Investments.

Collateral Invested for Securities on Loan 0.3% of net assets

State Street Navigator Security Lending Prime Portfolio	11,874,931	11,874,931

Total Collateral Invested for Securities on Loan
(Cost $11,874,931)		11,874,931

End of Collateral Invested for Securities on Loan

At 07/31/10 tax basis cost of the fund’s investments was $2,252,949,355 and the unrealized appreciation and depreciation were $2,235,041,595 and ($166,735,761), respectively, with a net unrealized appreciation of $2,068,305,834.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan.

REIT —	Real Estate Investment Trust.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of July 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$4,321,255,189	$—	$—	$4,321,255,189

Total	$4,321,255,189	$—	$—	$4,321,255,189

Other Financial Instruments
Collateral Invested for Securities on Loan	$11,874,931	$—	$—	$11,874,931

(a)	As categorized in Portfolio Holdings.

REG46851JUL10

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments — Schwab 1000 Index Fund
By:	/s/ Randall W. Merk
Randall W. Merk
Chief Executive Officer

Date: September 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk
Randall W. Merk
Chief Executive Officer

Date: September 24, 2010

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date: September 24, 2010